Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Investment Company, Financial Highlights [Line Items]
Interest income	¥ 3,174	$ 498	¥ 10,419	¥ 48,440
Investment Income, Nonoperating	9,000		5,900	6,300
Unrealized Gain (Loss) on Investments	15,300		16,700
Equity Securities without Readily Determinable Fair Value	8,000		20,000			¥ 3,000
Equity method investment	¥ 1,416		27,589
Percentage of equity interest acquired by third party investor	60.00%	60.00%
Equity Method Investment, Ownership Percentage	40.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	¥ 23,100
Time Deposits
Investment Company, Financial Highlights [Line Items]
Interest income	3,100		6,300	¥ 32,400
Limited Partner [Member]
Investment Company, Financial Highlights [Line Items]
Unrealized Gain (Loss) on Investments	1,200		54,400
Equity method investment			¥ 27,600		¥ 106,000
Equity Method Investments, Fair Value Disclosure	¥ 44,900